Related party transactions (Details 2) $ in Millions	6 Months Ended
	Jun. 30, 2025 USD ($) Number	Jun. 30, 2024 USD ($) Number
IfrsStatementLineItems [Line Items]
Wages and short-term benefits	$ 1.6	$ 1.7
Social security and other employee-related taxes	0.4	0.4
Post-employment benefits (pension plan)	0.2	0.2
Variable compensation		1.3
Benefits due to termination of tenure	0.1	0.1
Total compensation recognized in the statement of income	2.3	3.7
Total compensation paid	$ 3.9	$ 3.8
Average number of members in the period | Number	19.83	20.00
Average number of paid members in the period | Number	17.83	16.33
Officers [Member]
IfrsStatementLineItems [Line Items]
Wages and short-term benefits	$ 1.4	$ 1.5
Social security and other employee-related taxes	0.4	0.4
Post-employment benefits (pension plan)	0.2	0.2
Variable compensation		1.3
Benefits due to termination of tenure	0.1	0.1
Total compensation recognized in the statement of income	2.1	3.5
Total compensation paid	$ 3.7	$ 3.8
Average number of members in the period | Number	8.83	9.00
Average number of paid members in the period | Number	8.83	9.00
Board Members [Member]
IfrsStatementLineItems [Line Items]
Wages and short-term benefits	$ 0.2	$ 0.2
Total compensation recognized in the statement of income	0.2	$ 0.2
Total compensation paid	$ 0.2
Average number of members in the period | Number	11.00	11.00
Average number of paid members in the period | Number	9.00	7.33